Income Tax (Details) - Schedule of income tax provision - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Federal
Current			$ 223,095			$ 732,550
Deferred			63,236			(59,448)
State and Local
Current						191,639
Deferred						(12,286)
Income tax provision	$ (45,335)	$ 227,387	$ 286,331	$ (12,948)	$ 773,260	$ 852,455